LONG-TERM PREPAYMENTS (Details) (USD $)	1 Months Ended	12 Months Ended	3 Months Ended
	Feb. 28, 2013	Feb. 29, 2012 item	Jun. 30, 2012 Copyrights
LONG-TERM PREPAYMENTS
Prepaid for teaching materials development		$ 1,099,547
Prepaid for acquisition of license		823,934
Total		1,923,481
Number of agreements signed by the Group with McGraw-Hill Hong Kong Limited		2
Number of sets of English teaching materials to be developed by McGraw-Hill Hong Kong Limited		2
Total amount of the agreements to develop English teaching materials		1,648,532
Prepayment amount recorded as restricted cash	229,772
Prepayment was fully written off	$ 594,162
Long-term prepayments
Amortized period			5 years